INVESTMENT IN ASSOCIATED COMPANIES	12 Months Ended
Dec. 31, 2016
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES
INVESTMENT IN ASSOCIATED COMPANIES

The Company has, and has had, certain wholly-owned subsidiaries which are accounted for using the equity method, as it has been determined under ASC 810 that they are variable interest entities in which Ship Finance is not the primary beneficiary.

In addition, on June 5, 2015, the Company received 55 million shares in Frontline, equivalent to approximately 27.73% of Frontline's issued share capital at the time (see Note 23: Related party transactions). Frontline, which is listed on the New York Stock Exchange and the Oslo Stock Exchange and reports its operating results on a quarterly basis, was determined to be an associated company following receipt of these shares. On November 30, 2015, Frontline merged with Frontline 2012 Ltd ("Frontline 2012") and increased its issued share capital, thereby reducing the Company's shareholding in Frontline to approximately 7.03%. Accordingly, Frontline was assessed as no longer being an associated company and the Frontline shares are now held as available-for-sale securities (see Note 11: Available-for-sale securities). The Company's share of the net income of Frontline, in the period of the year ended December 31, 2015, during which it was an associated company accounted for using the equity method, was $2.6 million (2016: $nil; 2014: $nil). The Company also received a dividend of $2.8 million from Frontline in December 2015, which was recorded against the carrying value of this investment.

At December 31, 2016, 2015 and 2014, the Company had the following participation in investments that are recorded using the equity method:

	2016	2015	2014
SFL Deepwater Ltd	100.00%	100.00%	100.00%
SFL Hercules Ltd	100.00%	100.00%	100.00%
SFL Linus Ltd	100.00%	100.00%	100.00%
SFL West Polaris Limited	—%	—%	—%
Bluelot Shipping Company Limited	—%	—%	—%
SFL Corte Real Limited	—%	—%	—%

The determination that Ship Finance is not the primary beneficiary of SFL Deepwater Ltd. ("SFL Deepwater"), SFL Hercules Ltd. ("SFL Hercules"), and SFL Linus Ltd. ("SFL Linus") is due to these subsidiaries each owning assets on which the underlying leases include both fixed price call options and fixed price put options or purchase obligations.

Although the Company has had no equity-accounted interest in SFL West Polaris Limited ("SFL West Polaris"), Bluelot Shipping Company Limited ("Bluelot") and SFL Corte Real Limited ("Corte Real") since December 31, 2014, the Company had equity-accounted earnings from these companies during the year ended December 31, 2014, as shown below.

SFL Deepwater is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding two ultra deepwater drilling rigs and leasing those rigs to Seadrill Deepwater Charterer Ltd. and Seadrill Offshore AS, fully guaranteed by their parent company Seadrill Limited ("Seadrill"), a related party. In June 2013, SFL Deepwater transferred one of the rigs and the corresponding lease to SFL Hercules (see below). Accordingly, SFL Deepwater now holds one ultra deepwater drilling rig which is leased to Seadrill Deepwater Charterer Ltd. In October 2013, SFL Deepwater entered into a $390 million five year term loan and revolving credit facility with a syndicate of banks, which was used in November 2013 to refinance the previous loan facility. At December 31, 2016, the balance outstanding under the new facility was $248.4 million (2015: $221.1 million), and the available amount under the revolving part of the facility was $nil (2015: $50.0 million). The Company guaranteed $75.0 million of this debt at December 31, 2016 (2015: $80.0 million). In addition, the Company has given the banks a first priority pledge over all shares of SFL Deepwater and assigned all claims under a secured loan made by the Company to SFL Deepwater in favour of the banks. This loan is secured by a second priority mortgage over the rig which has been assigned to the banks. The rig is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the rig at certain dates throughout the charter. In addition, there is an obligation for the charterer to purchase the rig at a fixed price at the end of the charter, which expires in 2023. Because the main asset of SFL Deepwater is the subject of a lease which includes both fixed price call options and a fixed price purchase obligation, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary.

SFL Hercules is a 100% owned subsidiary of Ship Finance, incorporated in 2012 for the purpose of holding an ultra deepwater drilling rig and leasing that rig to Seadrill Offshore AS, fully guaranteed by its parent company Seadrill. The rig was transferred, together with the corresponding lease, to SFL Hercules from SFL Deepwater in June 2013. In May 2013, SFL Hercules entered into a $375 million six year term loan and revolving credit facility with a syndicate of banks to partly finance its acquisition of the rig from SFL Deepwater. The facility was drawn in June 2013, and at December 31, 2016, the balance outstanding under this facility was $278.7 million (2015: $256.3 million). At December 31, 2016, the available amount under the revolving part of the facility was $nil (2015: $50.0 million). The Company guaranteed $75.0 million of this debt at December 31, 2016 (2015: $80.0 million). In addition, the Company has given the banks a first priority pledge over all shares of SFL Hercules and assigned all claims under a secured loan made by the Company to SFL Hercules in favour of the banks. This loan is secured by a second priority mortgage over the rig which has been assigned to the banks. The rig is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the rig at certain dates throughout the charter. In addition, there is an obligation for the charterer to purchase the rig at a fixed price at the end of the charter, which expires in 2023. Because the main asset of SFL Hercules is the subject of a lease which includes both fixed price call options and a fixed price purchase obligation at the end of the charter, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary.

SFL Linus is a 100% owned subsidiary of Ship Finance, acquired in 2013 from North Atlantic Drilling Ltd ("NADL"), a related party. SFL Linus holds a harsh environment jack-up drilling rig which was delivered from the ship yard in February 2014 and immediately leased to North Atlantic Linus Charterer Ltd., fully guaranteed by its parent company NADL. In October 2013, SFL Linus entered into a $475 million five year term loan and revolving credit facility with a syndicate of banks to partly finance the acquisition of the rig. The facility was drawn in February 2014, and at December 31, 2016, the balance outstanding under this facility was $356.3 million (2015: $353.8 million). At December 31, 2016, the available amount under the revolving part of the facility was $nil (2015: $50.0 million). The Company guaranteed $90.0 million of this debt at December 31, 2016 (2015: $90.0 million). In addition, the Company has given the banks a first priority pledge over all shares of SFL Linus and assigned all claims under a secured loan made by the Company to SFL Linus in favour of the banks. This loan is secured by a second priority mortgage over the rig which has been assigned to the banks. In February 2015, amendments were made to the lease, whereby Seadrill replaced NADL as lease guarantor. The rig is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the rig at certain dates throughout the charter. In addition, the charter includes a fixed price put option at the expiry of the charter in 2029. Because the main asset of SFL Linus is the subject of a lease which includes both fixed price call options and a fixed price put option, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary.

SFL West Polaris was a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding an ultra deepwater drillship and leasing that vessel to Seadrill Polaris Ltd. ("Seadrill Polaris"), fully guaranteed by its parent company Seadrill. The vessel was chartered on a bareboat basis and the terms of the charter provided the charterer with various call options to acquire the vessel at certain dates throughout the charter. In addition, SFL West Polaris had a put option to sell the vessel to Seadrill Polaris at a fixed price at the end of the charter, which expired in 2023. Because the main asset of SFL West Polaris was the subject of a lease which included both fixed price call options and a fixed price put option, it was determined that this subsidiary of Ship Finance was a variable interest entity in which Ship Finance was not the primary beneficiary. In December 2014, the parent company of the charterer advised the Company of its intention to exercise a purchase option, and the transaction was effected on December 30, 2014 as a sale of SFL West Polaris. The Company recorded a gain of $6.1 million on the sale, which was recorded as "Gain on sale of investment in associated company".

Bluelot and Corte Real were 100% owned subsidiaries of Ship Finance, each incorporated in 2010 for the purpose of leasing in a 13,800 TEU container vessel on a bareboat charter basis, respectively the CMA CGM Magellan and the CMA CGM Corte Real, and leasing the vessel out on a time-charter basis to CMA CGM. The determination that Ship Finance was not the primary beneficiary of Bluelot and Corte Real was due to these subsidiaries, which did not own vessels, each having been incorporated specifically to participate in a three-party lease agreement, which could be effectively terminated by one of the other parties. In November and December 2013, CMA CGM exercised its options to acquire the two vessel-owning entities, and the charter agreements were terminated in January and March 2014, respectively. The business activities of Bluelot and Corte Real were discontinued upon the re-delivery of their vessels, since when they have been fully consolidated.

Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2016
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	122,675	33,763	38,351	50,561
Non-current assets	1,094,442	335,229	326,562	432,651
Total assets	1,217,117	368,992	364,913	483,212
Current liabilities	107,026	25,512	29,280	52,234
Non-current liabilities (1)	1,109,961	343,426	335,603	430,932
Total liabilities	1,216,987	368,938	364,883	483,166
Total shareholders' equity (2)	130	54	30	46

	As of December 31, 2015
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	120,251	33,735	38,936	47,580
Non-current assets	1,212,302	366,893	362,419	482,990
Total assets	1,332,553	400,628	401,355	530,570
Current liabilities	128,455	25,221	28,624	74,610
Non-current liabilities (1)	1,119,483	335,881	354,025	429,577
Total liabilities	1,247,938	361,102	382,649	504,187
Total shareholders' equity (2)	84,615	39,526	18,706	26,383

(1)
SFL Deepwater, SFL Hercules and SFL Linus non-current liabilities at December 31, 2016, include $119.2 million (2015: $137.4 million), $85.9 million (2015: $125.3 million) and $125.0 million (2015: $125.0 million) due to Ship Finance, respectively (see Note 23: Related party transactions). In addition, SFL Linus current liabilities at December 31, 2016, include a further $0.7 million (2015: $23.2 million) due to Ship Finance (see Note 23: Related party transactions).

(2)
In the year ended December 31, 2016, SFL Deepwater, SFL Hercules and SFL Linus paid dividends of $46.3 million (2015: $nil; 2014: $nil), $25.1 million (2015: $nil; 2014: $nil) and $42.1 million (2015: $nil; 2014: $nil), respectively.

Summarized statement of operations information of the Company's wholly-owned equity method investees is shown below.

	Year ended December 31, 2016
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus	SFL West Polaris	Bluelot	Corte Real
Operating revenues	80,269	22,088	23,292	34,889	—	—	—
Net operating revenues	80,269	22,088	23,292	34,889	—	—	—
Net income (3)	27,765	6,778	6,424	14,563	—	—	—

	Year ended December 31, 2015
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus	SFL West Polaris	Bluelot	Corte Real
Operating revenues	82,731	22,424	23,315	36,992	—	—	—
Net operating revenues	82,725	22,422	23,313	36,990	—	—	—
Net income (3)	31,001	7,561	7,306	16,134	—	—	—

	Year ended December 31, 2014
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus	SFL West Polaris	Bluelot	Corte Real
Operating revenues	108,632	24,917	24,565	33,236	22,251	1,171	2,492
Net operating revenues	105,567	24,905	24,544	33,221	22,234	232	431
Net income (3)	33,497	8,023	7,755	12,413	4,643	232	431

(3)
The net income of the above associated companies in the year ended December 31, 2016, includes interest payable to Ship Finance amounting to $6.5 million (2015: $6.5 million; 2014: $6.5 million), $6.5 million (2015: $6.5 million; 2014: $6.5 million), $5.6 million (2015: $5.6 million; 2014: $4.9 million) and $nil (2015: $nil; 2014: $6.5 million), respectively (see Note 23: Related party transactions).

SFL Deepwater, SFL Hercules and SFL Linus have loan facilities for which Ship Finance provides limited guarantees, as indicated above. These loan facilities contain financial covenants, with which Ship Finance and Seadrill must comply. As at December 31, 2016, Ship Finance and Seadrill were in compliance with all of the covenants under these long-term debt facilities. With Seadrill’s potential comprehensive restructuring, there is a risk that the Company, and Seadrill, may not be in compliance with the applicable loan covenants in the future and we would not be able to make further borrowings under such facilities. A chapter 11 filing by Seadrill or the Seadrill Charterers could trigger an event of default under such facilities.